Capital and Financing Leases - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended			12 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Related party [Member] USD ($)	Jun. 30, 2013 July 2012 [Member] USD ($)	Dec. 31, 2012 July 2012 [Member] USD ($)	Jun. 30, 2013 January 2013 [Member] USD ($)	Jun. 30, 2013 November 2012 [Member] USD ($)	Jun. 30, 2013 November 2012 [Member] EUR (€)	Dec. 31, 2012 November 2012 [Member] USD ($)	Dec. 31, 2012 November 2012 [Member] EUR (€)	Jun. 30, 2013 March 2012 [Member] USD ($)	Jun. 30, 2013 March 2012 [Member] EUR (€)	Dec. 31, 2012 March 2012 [Member] USD ($)	Dec. 31, 2012 March 2012 [Member] EUR (€)
Sale Leaseback Transaction [Line Items]
Proceeds from sale-leaseback transaction				$ 1,553	$ 1,553		$ 974	€ 737	$ 974	€ 737	$ 985	€ 739	$ 985	€ 739
Lease repayment period				5 years	5 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Interest rate					6.00%	4.40%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Present value of future minimum lease payments					1,463	252	548	421	853	646	429	330	553	418
Equipment leasing arrangement, monthly payments						5
Cash payment for settlement of financing lease	$ 4,700	$ 4,700	$ 1,372